Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 09, 2024
Entity Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000277751
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 09, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 09, 2024
Prospectus Date	rr_ProspectusDate	Jul. 09, 2024
Janus Henderson Transition Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Janus Henderson Transition Fund Ticker: JTRNX Class I Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Janus Henderson Transition Fund seeks the orderly liquidation of securities and other investments it receives in connection with a portfolio transition as soon as reasonably practicable. When the Fund is not actively being used to facilitate a portfolio transition, the Fund will seek to preserve principal value.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares of the Fund that are not reflected in the table or in the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund was not in operation during the most recent fiscal year, no portfolio turnover information is available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATeGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Transition Management Vehicle for Janus Henderson Shareholders

The Fund is designed to be a transition management vehicle for clients (“Clients”) of a financial intermediary (“Intermediary”) that owns shares of a separate Janus Henderson fund (“Initial Fund”) to orderly liquidate Initial Fund holdings to cash in an efficient manner.

In certain circumstances, an Intermediary’s request to redeem shares of the Initial Fund on behalf of its Clients may be satisfied by an in-kind distribution of Initial Fund securities and other investments rather than in cash. In these instances, the Client’s shares of the Initial Fund may be exchanged for Shares of the Fund. The securities and other investments received in-kind from the Initial Fund will be contributed to the Fund in exchange for shares of the Fund equal in value to the securities and other investments, as valued by the Fund in accordance with its valuation procedures. The Fund will then orderly liquidate such securities and other investments as soon as reasonably practicable at a price that the Adviser believes is reasonable and will seek to minimize transaction costs in connection with such liquidation. Following such liquidation of the securities and other investments and in satisfaction of the Intermediary’s request to redeem shares of the Fund, the Fund will distribute cash. The sole purpose of the Fund is to provide the Intermediary’s Clients with an investment vehicle to facilitate such portfolio transition.

When the Fund is not actively being used to facilitate a portfolio transition, the Fund may invest up to 100% of its assets in cash and money market funds, including affiliated money market funds, repurchase agreements, and other short-term obligations (collectively, “Cash Investments”) that would not ordinarily be consistent with the Fund’s primary investment objective. The Fund may be invested in these types of investments for extended periods of time. When the Fund is not actively being used to facilitate a portfolio transition, its assets will be comprised of investments from the Adviser and its affiliates.

Investment Strategies

The Fund has broad flexibility with respect to its portfolio holdings in order to enable it to accommodate the contribution of the Initial Fund’s securities and other investments. As a result, the holdings in the Fund’s portfolio will be determined by the securities and other investments that compose the Initial Fund’s portfolio for each portfolio transition.

The Fund’s holdings could be comprised of any type of security and other investments held by the Initial Fund and will be received by the Fund without consideration of the investment risks or potential investment performance. However, the Adviser expects the Initial Fund to hold primarily equity and equity-related investments and real estate investment trusts (“REITs”) and shares of companies through initial public offerings (“IPOs”). The Fund’s holdings may be comprised of growth or value securities, as well as domestic or foreign securities. There is no restriction on the securities and other investments received by the Fund related to geographic or sector concentration or market capitalization.

The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio management more flexibility to hold larger positions in a greater number of securities than is permissible for a diversified fund.

Once the Initial Fund’s securities and other investments are received by the Fund, the Adviser will not actively manage the securities. Rather, the Adviser’s primary focus will be to seek the orderly liquidation of the securities and other investments received in-kind as soon as reasonably practicable at a price the Adviser believes is reasonable and to seek to minimize transaction costs in connection with such liquidation. As a result, the Fund expects to hold a significant amount of cash prior to liquidation and does not expect to hold any securities or other investments other than the securities and other investments contributed to the Fund at the start of each portfolio transition, except that the Adviser may purchase Cash Investments. In addition, the Adviser may invest the Fund’s assets in Cash Investments to the extent necessary to avoid the Fund violating legal restrictions applicable to the Fund (e.g., tax diversification requirements).

Given the purpose of the Fund, it will sell securities and other investments frequently in connection with portfolio transitions. The sale of the Fund’s securities and other investments will result in transaction costs and may result in capital gains to the Fund, which will ultimately be borne by its shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this prospectus and does not have a full calendar year of performance. Performance information will be available after the Fund has been in operation for one calendar year and will provide some indication of the risks of investing in the Fund.

Because of the Fund’s unique purpose and manner of operations, the Fund’s performance is not comparable to the performance of other mutual funds that hold similar securities.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and does not have a full calendar year of performance.
Janus Henderson Transition Fund | Portfolio Transitions Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Transitions Risk. Because of the Fund’s unique purpose and manner of operations, the Fund’s performance is not comparable to the performance of other mutual funds that invest in similar securities and other investments. The Adviser’s primary focus will be to seek the orderly liquidation of the securities and other investments as soon as reasonably practicable at a price the Adviser believes is reasonable. The Adviser’s ability to liquidate the Fund’s securities and other investments in an orderly or efficient manner is subject to liquidity risk. In addition, although the Fund is designed to be a transition vehicle, it will still hold securities and other investments with fluctuating market prices during the transition process, which may be for an extended period of time. During the transition process, the value of the Fund’s shares will vary as its portfolio holdings increase or decrease in value. Therefore, the value of an investment in the Fund could go down as well as up during the process of transitioning the Fund’s holdings, and you may lose money by investing in the Fund. In addition, you will indirectly pay the transaction costs incurred by the Fund as part of the transition process.

Janus Henderson Transition Fund | Liquidity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities or prevent the Fund from selling securities at desirable times or prices.

Janus Henderson Transition Fund | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The market value of the Fund’s investments, and therefore the value of the Fund’s shares, may decrease if the value of an individual company or security, or multiple companies or securities, decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, including related sanctions, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets.

Janus Henderson Transition Fund | Value Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. The Fund may hold value stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by portfolio management.

Janus Henderson Transition Fund | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions, or economic conditions.

Janus Henderson Transition Fund | Growth Securities Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.

Janus Henderson Transition Fund | Small Sized Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Sized Companies Risk. Investments in securities issued by small-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

Janus Henderson Transition Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Nondiversification Risk. As a result of its nondiversified status, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Janus Henderson Transition Fund | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Janus Henderson Transition Fund | REIT Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

Janus Henderson Transition Fund | Initial Public Offering Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offering Risk. The Fund’s holdings of shares issued in an IPO exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Janus Henderson Transition Fund | Foreign Exposure Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Janus Henderson Transition Fund | Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.

Janus Henderson Transition Fund | Money Market Funds Investment Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Funds Investment Risk. The Fund may, under certain circumstances, hold shares of a money market fund. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of investments, it is possible to lose money by investing in a money market fund. In addition, the Fund will bear indirectly the fees and expenses of any money market fund in which it invests.

Janus Henderson Transition Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Janus Henderson Transition Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JTRNX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	none	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none

[1]	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.
[2]	The Adviser does not charge a management fee. In addition, the Adviser has contractually agreed to pay the Fund’s ordinary operating expenses, except that the Fund is responsible for and has assumed the obligation to pay all acquired fund fees and expenses, portfolio transaction expenses (including but not limited to brokerage and commission expenses), interest expenses in connection with investment activities, taxes and extraordinary and non-routine expenses.